Long-Term Debt (Schedule Of Long-Term Debt Maturity) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Borrowings Under Credit Facilities And Long-Term Debt [Abstract]
2014		$ 131
2015		639
2016		41
2017		324
2018		550
Thereafter		3,851
Unamortized fair value discount		(1)
Unamortized discount		(23)
Total	$ 5,677	$ 5,512	$ 5,525